SCHEDULE 1 (CONDENSED BALANCE SHEETS) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 1,139,450	$ 1,996,764	$ 1,568,261	$ 12,322,982
Total current assets	169,273,347	165,023,097
TOTAL ASSETS	182,029,317	186,981,714
Current Liabilities
Other payables and accrued expenses	1,549,748	805,196
Due to shareholder	50,000
Total current liabilities	83,534,989	94,204,578
TOTAL LIABILITIES	83,534,989	94,204,578
Shareholders' Equity
Share Capital	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	4,615,699	4,179,027
Retained earnings	41,518,259	38,311,527
Accumulated other comprehensive income	7,646,562	5,999,214
Treasury stock	(96,608)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	87,855,367	82,564,615
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	182,029,317	186,981,714
Ossen Innovation Co., Ltd [Member]
Current Assets
Cash	19,171	46,368	616,654
Accounts receivable from related party	20,000,000	20,000,000
Total current assets	20,019,171	20,046,368
Long term investment in subsidiaries	51,690,990	46,523,676
TOTAL ASSETS	71,710,161	66,570,044
Current Liabilities
Other payables and accrued expenses	645,810
Due to shareholder	50,000
Total current liabilities	695,810
TOTAL LIABILITIES	695,810
Shareholders' Equity
Share Capital	50,000	50,000
Additional paid-in capital	20,735,955	20,735,955
Statutory reserve
Retained earnings	50,317,637	45,875,656
Accumulated other comprehensive income	7,367	5,041
Treasury stock	(96,608)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	71,014,351	66,570,044
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 71,710,161	$ 66,570,044